STOCKBASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2020	Dec. 31, 2019	May 18, 2016
Allocated Share-based Compensation Expense		$ 102,081	$ 0
Fair value of warrants		$ 35,670
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	250,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.175
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		The options vest at a rate of 50,000 on each anniversary date of the respective grants.
Stock Incentive Plan2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				13,333
Minimum [Member] | April To September, 2020 [Member]
Exercise price		$ 0.0029
Warrants granted		11,630,953
Warrant descriptions		we granted a total of 30,000,000 warrants to 3 of our board members at an exercise price of $0.004
Maximum [Member]
Exercise price		$ 0.007